Loans, Debentures, and Finance Leases - Summary of Subsidiary's Loan Maturity (Detail) - 12 months ended Dec. 31, 2018 R$ in Thousands, $ in Millions	BRL (R$)	USD ($)
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	R$ 2,614,704
Debentures	6,659,455
Maturity in February 2019 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	168,419
Maturity in May 2019 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	1,432,750
Maturity in May 2020 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	337,845
Maturity in May 2021 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	337,845
Maturity in May 2022 [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, Banco de Brasil	337,845
Maturity in May 2019 [member]
Summary of loans debentures and finance leases [line items]
Debentures	168,897
Maturity in May 2020 [member]
Summary of loans debentures and finance leases [line items]
Debentures	165,786
Maturity in May 2021 [member]
Summary of loans debentures and finance leases [line items]
Debentures	165,786
Maturity in April 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	657,538
Maturity in July 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	1,539,274
Maturity in October 2022 [member]
Summary of loans debentures and finance leases [line items]
Debentures	727,229
Maturity In March 2023 [member]
Summary of loans debentures and finance leases [line items]
Debentures	1,756,954
Maturity In December 2023 [member]
Summary of loans debentures and finance leases [line items]
Debentures	644,778
Maturity In April 2024 [member]
Summary of loans debentures and finance leases [line items]
Debentures	377,567
Maturity In October 2024 [member]
Summary of loans debentures and finance leases [line items]
Debentures	217,861
Maturity In December 2025 [member]
Summary of loans debentures and finance leases [line items]
Debentures	237,785
Oxiteno USA LLC [member]
Summary of loans debentures and finance leases [line items]
Borrowings	620,600	$ 160.2
Oxiteno USA LLC [member] | Interest and transaction costs [member]
Summary of loans debentures and finance leases [line items]
Borrowings	900	0.2
Oxiteno USA LLC [member] | Mature in August 2019 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	38,700	10.0
Oxiteno USA LLC [member] | Mature in February 2020 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	38,700	10.0
Oxiteno USA LLC [member] | Mature in August 2020 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	38,700	10.0
Oxiteno USA LLC [member] | Mature in September 2020 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	77,500	20.0
Oxiteno USA LLC [member] | Mature in February 2021 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	38,700	10.0
Oxiteno USA LLC [member] | Mature in March 2022 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	116,200	30.0
Oxiteno USA LLC [member] | Mature in October 2022 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	155,000	40.0
Oxiteno USA LLC [member] | Mature in March 2023 [member]
Summary of loans debentures and finance leases [line items]
Borrowings	R$ 116,200	$ 30.0